GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares, Class R Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Flexible Cap Growth Fund

(the “Fund”)

Supplement dated June 30, 2017 to the

Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”),

each dated April 28, 2017, each as supplemented to date

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved a change in the Fund’s name, contractual management fee rate, principal strategy and benchmark. These changes will be effective after the close of business on August 31, 2017. In addition, on that date, Silverio Foresi will serve as a portfolio manager for the Fund. Steven M. Barry, Managing Director, will continue to serve as a portfolio manager for the Fund.

The Fund’s name will change to the “Goldman Sachs Flexible Cap Fund.”

The Fund’s contractual management fee rate will be lowered from 1.00% to 0.55% of the Fund’s average daily net assets.

The Fund will continue to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments in small-, mid- and large-cap issuers. The Fund’s new strategy will continue to rely on fundamental analysis that provides for bottom-up security selection. This strategy will now be combined with a quantitative risk allocation process that will be used to assist portfolio construction and trading decisions.

The Fund’s benchmark will change from the Russell 3000® Growth Index to the S&P 500® Index.

Accordingly, after the close of business on August 31, 2017, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Flexible Cap Growth Fund” are replaced with “Goldman Sachs Flexible Cap Fund.”

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Flexible Cap Growth Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.55%		0.55%	0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[3]	1.81%		2.06%	1.68%		1.75%		1.82%		1.66%		1.81%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	1.81%		1.81%	1.68%		1.75%		1.82%		1.66%		1.81%
Total Annual Fund Operating Expenses	2.61%		3.36%	2.23%		2.30%		2.87%		2.21%		2.61%
Fee Waiver and Expense Limitation[4]	(1.66)%		(1.66)%	(1.64)%		(1.60)%		(1.67)%		(1.63)%		(1.66)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.95%		1.70%	0.59%		0.70%		1.20%		0.58%		0.95%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated to reflect current fees, and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least August 31, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the expense limitations currently in effect.

The following replaces in its entirety the second paragraph under “Goldman Sachs Flexible Cap Growth Fund—Summary—Expense Example” in the Prospectus and “Expense Example” in the Summary Prospectus:

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following replaces in its entirety the table in the “Goldman Sachs Flexible Cap Growth Fund—Summary—Expense Example” section of the Prospectus and “Expense Example” section of the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$1,167	$1,718	$3,215
Class C Shares
– Assuming complete redemption at end of period	$273	$878	$1,607	$3,537
– Assuming no redemption	$173	$878	$1,607	$3,537
Institutional Shares	$60	$539	$1,045	$2,436
Investor Shares	$72	$564	$1,084	$2,511
Class R Shares	$122	$731	$1,366	$3,075
Class R6 Shares	$59	$534	$1,035	$2,416
Class T Shares	$344	$887	$1,455	$3,000

The following replaces in its entirety the “Goldman Sachs Flexible Cap Growth Fund—Summary—Principal Strategy” section of the Prospectus and “Principal Strategy” section of the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments in small-, mid- and large-cap issuers. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth of capital. The Investment Adviser uses a combination of fundamental research and quantitative factors to achieve its investment objective. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to identify high-quality businesses with sustainable growth prospects, including strong business franchises, favorable long-term prospects, and excellent management. Investments will be further evaluated for their exposures to quantitative factors, such as, for example, valuation, profitability and volatility, to seek to enhance the Fund’s risk adjusted returns. Risk management, portfolio construction and sizing of positions will be informed by portfolio-level quantitative factor considerations. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 20% of its Net Assets in fixed income securities (including high yield fixed income securities), such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the S&P 500® Index.

The following replaces in its entirety the first paragraph under “Goldman Sachs Flexible Cap Growth Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. Through August 31, 2017 the Fund had been known as the Goldman Sachs Flexible Cap Growth Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark was changed from the Russell 3000® Growth Index to the S&P 500® Index. The Investment Adviser believes that the S&P 500® Index is a more appropriate index against which to measure performance in light of the changes to the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following is added below the last row in the table under “Goldman Sachs Flexible Cap Growth Fund—-Summary—Average Annual Total Return” in the Prospectus and “Average Annual Total Return” in the Summary Prospectus:

	1 Year	5 Years	Since Inception
S&P 500® Index (Total Return, Unhedged, USD) (reflects no deduction for fees or expenses)***	11.93%	14.64%	8.12%

The following is added below the last footnote to the table under “Goldman Sachs Flexible Cap Growth Fund—Summary—Average Annual Total Return” in the Prospectus and “Average Annual Total Return” in the Summary Prospectus:

***	For the period ended December 31, 2016. Effective August 31, 2017, the S&P 500® Index replaced the Russell 3000® Growth Index.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Flexible Cap Growth Fund—Summary—Portfolio Management”

section of the Prospectus and the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2008; and Silverio Foresi, Managing Director has managed the Fund since 2017.

The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Flexible Cap Growth Fund” section of the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in equity investments in small-, mid- and large-cap issuers. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth of capital. The Investment Adviser uses a combination of fundamental research and quantitative factors to achieve its investment objective. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to identify high-quality businesses with sustainable growth prospects, including strong business franchises, favorable long-term growth prospects, and excellent management. Investments will be further evaluated for their exposures to quantitative factors, such as, for example, valuation, profitability and volatility, to seek to enhance the Fund’s risk adjusted returns. Risk management, portfolio construction and sizing of positions will be informed by portfolio-level quantitative factor considerations. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

The Fund may invest up to 20% of its Net Assets in fixed income securities (including high yield fixed income securities), such as government, corporate and bank debt obligations.

The Fund’s benchmark is the S&P 500® Index. The S&P 500® Index is an unmanaged market capitalization weighted index of common stock prices that measures the performance of those S&P 500 companies.

The following is added below the “Investment Management Approach—Principal Investment Strategies—GSAM’s Growth Investment Philosophy” section of the Prospectus:

GSAM’s Fundamental Equity Quantitative Investment Philosophy:

For the Goldman Sachs Flexible Cap Fund, the Investment Adviser uses a combination of fundamental research and quantitative factors when determining whether to buy and/or sell securities and, more generally, to construct the Fund’s portfolio (e.g., determining the size of positions in certain securities). In addition to fundamental analysis, the Fund’s investments will be evaluated for their exposures to quantitative factors such as, for example, valuation, profitability or volatility. For the valuation factor, typical measures may include earnings yield or book-to-price ratios, among others. For the profitability factor, typical measures may include return on equity or cash flow to income, among others. For the volatility factor, typical measures may include average absolute asset returns over a previous period (e.g., six-month period), among others. Factor exposures will be used to evaluate the expected returns characteristics of each individual position, as well as to manage the overall factor-risk exposures at the portfolio level, with the overarching objective to seek to improve the Fund’s risk-adjusted returns. Short-term quantitative factors may also be used in the trading process to seek to improve trading cost performance.

The following replaces the “Flexible Cap Growth” row in the table in the “Service Providers—Management Fees and Other Expenses” section of the Prospectus:

	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate For the Fiscal Year Ended August 31, 2016*
Flexible Cap	0.55%	First $1 Billion	0.78%	**
	0.50%	Next $1 Billion
	0.47%	Next $3 Billion
	0.46%	Next $3 Billion
	0.45%	Over $8 Billion

The following is added below the footnote to the table in the “Service Providers—Management Fees and Other Expenses” section of the Prospectus:

**	Prior to August 31, 2017, the Investment Adviser had agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 0.78% as an annual percentage rate of the average daily net assets of the Fund. However, effective as of August 31, 2017, the Board of Trustees and the Investment Adviser have agreed to lower the Fund’s contractual management fee rate from 1.00% to 0.55% of the Fund’s average daily net assets.

The following row is added to the table in the “Growth Investment Team” subsection of the “Service Providers—Portfolio Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Silverio Foresi, Managing Director	Portfolio Manager— Flexible Cap	Since 2017	Mr. Foresi joined the Investment Adviser in 1999 and is the global risk officer of Fundamental Equity. Prior to assuming his current role in 2012, he was head of Analytics and Attribution in GSAM’s Portfolio Team Strategy Group.

The following replaces the row for the Flexible Cap Growth Fund in the contractual rate table in the “Management Services” section of the Fund’s SAI and the footnotes to the table:

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended August 31, 2016
Flexible Cap Fund	0.55% on the first $1 billion	0.78%*+
0.50% over $1 billion up to $2 billion
0.47% over $2 billion up to $5 billion
0.46% over $5 billion up to $8 billion
0.45% over $8 billion

*	The Investment Adviser has agreed to waive a portion of its management fees, such that the effective net management fee rates would not exceed 0.71%, 0.78%, 0.76%, 0.90%, 0.85%, 0.95%, 0.71%, 0.69%, 0.69%, 0.90% and 0.80% for the Capital Growth, Concentrated Growth, Focused Growth, Growth Opportunities, Small/Mid Cap Growth, Technology Opportunities, Strategic Growth, Focused Value, Growth and Income, Small Cap Value and Small/Mid Cap Value Funds, respectively. Where the application of the above contractual management fee breakpoint schedule would result in a lower management fee rate, the breakpoint schedule would be applied to the Fund’s assets. These fee waiver arrangements will remain in effect through at least April 28, 2018 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. In the absence of fee waivers, the effective management fee rates for the fiscal year ended August 31, 2016 for the Capital Growth, Concentrated Growth, Focused Growth, Growth Opportunities, Small/Mid Cap Growth, Technology Opportunities, Strategic Growth, Focused Value, Growth and Income, Small Cap Value and Small/Mid Cap Value Funds would have been equal to 1.00%, 1.00%, 1.00%, 0.95%, 0.97%, 1.00%, 1.00%, 0.75%, 0.70%, 0.93% and 0.85%, respectively.
+	Prior to August 31, 2017, the Investment Adviser had agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 0.78% as an annual percentage rate of the average daily net assets of the Fund. However, effective as of August 31, 2017, the Board of Trustees and the Investment Adviser have agreed to lower the Fund’s contractual management fee rate from 1.00% to 0.55% of the Fund’s average daily net assets.

In the “Portfolio Managers—Compensation” section of the Fund’s SAI, the following replaces the line that reads “Flexible Cap Growth Fund: Russell 3000® Growth Index” in its entirety:

Flexible Cap Fund: S&P 500® Index (Total Return, Unhedged, USD)

This Supplement should be retained with your Prospectus, Summary Prospectus, and SAI for future reference.

EQG14REORG 06-17